Shareholder Report	12 Months Ended	99 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.
Entity Central Index Key	0000758003
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005558
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	Investor Class
Trading Symbol	PRFHX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Investor Class	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, an overweight allocation to revenue-backed bonds, along with positioning within the revenue sector, contributed to the fund’s relative performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection among public power, dedicated tax, and industrial revenue/pollution control revenue bonds also added value.

  Conversely, selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance. The portfolio’s longer-than-benchmark average duration profile hampered relative results as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to life care and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Investor Class)	6.45%	1.17%	2.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.74	1.21	3.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,526,690,000	$ 3,526,690,000
Holdings Count | Holding	1,019	1,019
Advisory Fees Paid, Amount	$ 16,225,000
InvestmentCompanyPortfolioTurnover	14.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,526,690 Number of Portfolio Holdings1,019
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	7.5
A Rated	10.9
BBB Rated	18.3
BB Rated and Below	16.1
Not Rated	45.4
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the class’s total expense limit to 0.80%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000117193
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	Advisor Class
Trading Symbol	PATFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - Advisor Class	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, an overweight allocation to revenue-backed bonds, along with positioning within the revenue sector, contributed to the fund’s relative performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection among public power, dedicated tax, and industrial revenue/pollution control revenue bonds also added value.

  Conversely, selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance. The portfolio’s longer-than-benchmark average duration profile hampered relative results as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to life care and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free High Yield Fund (Advisor Class)	6.17%	0.86%	2.72%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.74	1.21	3.05

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,526,690,000	$ 3,526,690,000
Holdings Count | Holding	1,019	1,019
Advisory Fees Paid, Amount	$ 16,225,000
InvestmentCompanyPortfolioTurnover	14.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,526,690 Number of Portfolio Holdings1,019
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	7.5
A Rated	10.9
BBB Rated	18.3
BB Rated and Below	16.1
Not Rated	45.4
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.45% and lower the class’s total expense limit to 1.05%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177208
Shareholder Report [Line Items]
Fund Name	Tax-Free High Yield Fund
Class Name	I Class
Trading Symbol	PTYIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free High Yield Fund - I Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 65% High-Grade/35% High-Yield Index, an overweight allocation to revenue-backed bonds, along with positioning within the revenue sector, contributed to the fund’s relative performance, with an overweight to life care revenue bonds being a significant positive factor. Security selection among public power, dedicated tax, and industrial revenue/pollution control revenue bonds also added value.

  Conversely, selection in the life care, hospital, and student housing revenue subsectors detracted from relative performance. The portfolio’s longer-than-benchmark average duration profile hampered relative results as municipal bond yields ended the period higher except for the shortest maturities, and our positioning on the yield curve was a modest detractor.

  The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term, low- to upper-medium-grade municipal securities. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to life care and industrial revenue/pollution control revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Tax-Free High Yield Fund (I Class)	6.69%	1.29%	3.28%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.56
Bloomberg 65% High-Grade/35% High-Yield Index (Strategy Benchmark)	4.74	1.21	3.43

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,526,690,000	$ 3,526,690,000
Holdings Count | Holding	1,019	1,019
Advisory Fees Paid, Amount	$ 16,225,000
InvestmentCompanyPortfolioTurnover	14.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,526,690 Number of Portfolio Holdings1,019
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	1.0%
AA Rated	7.5
A Rated	10.9
BBB Rated	18.3
BB Rated and Below	16.1
Not Rated	45.4
Reserves	0.8

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.45%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless